Statement of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net income (loss)	€ (1,667)	€ (512)	€ (5,021)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,002	900	1,179
Change in warrants fair value	2,047	(1,805)	630
Other Non-cash compensation	66	140	367
Change in allowances for doubtful accounts & slow-moving inventories	(218)	154	(663)
Change in long-term provisions	73	147	(127)
Net capital loss on disposals of assets	68	56	455
Deferred tax expense (benefit)	23	(18)	(65)
Operating cash flow	1,394	(939)	(3,246)
Increase/Decrease in operating assets and liabilities:
Decrease (Increase) in trade accounts and notes and other receivables	(1,752)	1,066	2,554
Decrease (Increase) in inventories	(381)	(1,258)	(961)
Decrease (Increase) in other assets	183	(47)	24
(Decrease) Increase in trade accounts and notes payable	518	26	(822)
(Decrease) Increase in accrued expenses, other current liabilities	1,376	138	(44)
Net increase (decrease) in operating assets and liabilities	(56)	(75)	751
Net cash generated by (used in) operating activities	1,338	(1,014)	(2,495)
Cash flows from investing activities:
Additions to capitalized assets produced by the Company	(470)	(867)	(528)
Acquisitions of property and equipment	(160)	(140)	(232)
Net proceeds from sale of leased back assets	95	0	133
Acquisitions of intangible assets	(20)	(14)	0
Net proceeds from sale of short term investments, net	0	0	36
Net proceeds from sale of assets	26	0	0
Increase (decrease) in deposits and guarantees, net	(12)	(12)	3
Net cash generated by (used in) investing activities	(541)	(1,034)	(589)
Cash flow from financing activities:
Proceeds from capital increase	1,219	6,219	5,671
Proceeds from long term borrowings, net of financing costs	450	242	2,950
Repayment of long term borrowings	(129)	(114)	(6,210)
Repayment of obligations under capital leases	(241)	(226)	(587)
Increase (decrease) in bank overdrafts and short-term borrowings	688	(82)	113
Net cash generated by (used in) financing activities	1,987	6,039	1,937
Net effect of exchange rate changes on cash and cash equivalents	(347)	469	788
Net increase (decrease) in cash and cash equivalents	2,436	4,461	(360)
Cash and cash equivalents at beginning of year	11,142	6,681	7,041
Cash and cash equivalents at end of year	€ 13,578	€ 11,142	€ 6,681